Capital stock - Narrative (Details) - USD ($)	Jan. 15, 2024	Oct. 16, 2023	Jul. 17, 2023	Apr. 17, 2023	Mar. 30, 2023	Jan. 15, 2023	Oct. 15, 2022	Jul. 15, 2022	Apr. 15, 2022	Mar. 24, 2022	Jan. 15, 2022	Oct. 15, 2021	Jul. 15, 2021	Apr. 15, 2021	Mar. 23, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Dividend payables					$ 60,307,043					$ 57,432,776					$ 55,776,929
Dividends declared (usd per share)					$ 0.08782					$ 0.08306					$ 0.097
Dividends declared, ordinary shares, quarterly					$ 15,076,761					$ 14,358,194					$ 13,944,232
Dividends paid, ordinary shares per share (in dollars per share)		$ 0.0182	$ 0.0180	$ 0.0218		$ 0.02086	$ 0.02086	$ 0.02086	$ 0.0207		$ 0.0242	$ 0.0242	$ 0.0242	$ 0.0242
Dividends payable																$ 15,155,311	$ 14,358,194	$ 13,944,232
Dividends paid, ordinary shares		$ 15,076,761	$ 15,076,761	$ 15,076,761		$ 14,358,194	$ 14,358,194	$ 14,358,194	$ 14,358,194		$ 13,944,232	$ 13,944,232	$ 13,944,232	$ 13,944,232
Major ordinary share transactions
Disclosure of classes of share capital [line items]
Dividends paid, ordinary shares per share (in dollars per share)	$ 0.0172
Dividends paid, ordinary shares	$ 15,155,311